STATEMENT OF SHAREHOLDERS' DEFICIT (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Shareholders' Equity, beginning of period, Value at Dec. 31, 2012		$ 643	$ 5,676,680	$ (5,778,279)	$ (100,956)
Shareholders' Equity, beginning of period, Shares at Dec. 31, 2012		6,434,413
Issuance of common shares for cash at prices of $0.22 and $0.28 per share, Value		153	398,138		398,291
Issuance of common shares for cash at prices of $0.22 and $0.28 per share, Shares		1,530,631
Issuance of common shares for converted promissory notes, Value		108	436,766		436,874
Issuance of common shares for converted promissory notes, Shares		1,076,237			1,076,237
Adjustment of beneficial conversion feature			(20,369)		(20,369)
Stock based compensation			133,997		133,997
Net loss for the year				(1,200,576)	(1,200,576)
Shareholders' Equity, end of period, Value at Dec. 31, 2013		904	6,625,212	(6,978,855)	(352,739)
Shareholders' Equity, end of period, Shares at Dec. 31, 2013		9,041,281
Issuance of common shares for converted promissory notes, Value		280	145,720		146,000
Issuance of common shares for converted promissory notes, Shares		2,805,073
Stock based compensation			51,883		51,883
Net loss for the year				(3,430,179)	(3,430,179)
Shareholders' Equity, end of period, Value at Dec. 31, 2014		$ 1,184	$ 6,822,815	$ (10,409,034)	$ (3,585,035)
Shareholders' Equity, end of period, Shares at Dec. 31, 2014		11,846,354